Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 47,924	$ 66,020
Trading
Trading securities	189,416	183,300
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	280,451	350,803
Loans	1,006,050	981,380
Derivatives
Derivatives	153,686	150,612
Deposits
Personal	535,614	522,139
Business and government	871,259	839,670
Bank	35,067	47,722
Other
Obligations related to securities sold short	45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	274,592	305,321
Derivatives
Total derivatives	161,590	163,763
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,998)	(1,568)
Financial assets	(1,998)	(1,568)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,998)	(1,568)
Financial liabilities	(1,998)	(1,568)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	99,188	100,758
Investment
Investment securities	14,573	7,467
Derivatives
Total gross derivatives, assets	1,236	2,553
Other assets	5,743	5,291
Financial assets	120,740	116,069
Other
Obligations related to securities sold short	13,162	15,172
Derivatives
Total gross derivatives, liabilities	2,152	3,212
Other liabilities	331	287
Financial liabilities	15,645	18,671
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	40,233	53,996
Trading
Trading securities	87,585	79,998
Investment
Investment securities	181,018	148,213
Assets purchased under reverse repurchase agreements and securities borrowed	213,419	284,311
Loans	14,938	8,924
Derivatives
Total gross derivatives, assets	154,029	149,235
Other assets	7,045	6,472
Financial assets	698,267	731,149
Deposits
Personal	35,077	33,829
Business and government	165,477	156,429
Bank	3,266	10,530
Other
Obligations related to securities sold short	32,298	20,114
Obligations related to assets sold under repurchase agreements and securities loaned	232,369	270,663
Derivatives
Total gross derivatives, liabilities	159,969	160,898
Other liabilities	(2,002)	(1,694)
Financial liabilities	626,454	650,769
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,643	2,544
Investment
Investment securities	697	680
Loans	1,876	1,781
Derivatives
Total gross derivatives, assets	419	392
Other assets	7	7
Financial assets	5,642	5,404
Deposits
Personal	634	478
Derivatives
Total gross derivatives, liabilities	1,467	1,221
Financial liabilities	2,101	1,699
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	10,654	11,611
Investment
Investment securities	8,084	4,623
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,035	2,173
Investment
Investment securities	9,659	8,546
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	16,867	16,588
Investment
Investment securities	9,159	7,554
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,767	1,852
Investment
Investment securities	75	42
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	32,660	29,136
Investment
Investment securities	101,855	80,224
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	4,286	2,481
Investment
Investment securities	5,975	2,370
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	5,333	2,153
Investment
Investment securities	9,759	7,786
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	60	3
Investment
Investment securities	2,411	2,603
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	32	31
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,683	1,434
Investment
Investment securities	11,333	9,357
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	26,360	26,195
Investment
Investment securities	36,513	31,839
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Investment
Investment securities	142	143
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	81,481	84,814
Investment
Investment securities	439	432
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,587	2,316
Investment
Investment securities	329	304
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,643	2,544
Investment
Investment securities	523	506
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	28,132	27,719
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	293	354
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	102,583	98,480
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	1	3
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	325	273
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1,236	2,553
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	23,986	23,830
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	116	21
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(997)	(1,067)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	9	14
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	24,971	24,852
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	828	847
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	102,527	93,164
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	67	54
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	291	218
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,152	3,212
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	32,516	42,961
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	571	324
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(336)	(297)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1	(4)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	40,233	53,996
Trading
Trading securities	189,416	183,300
Investment
Investment securities	196,288	156,360
Assets purchased under reverse repurchase agreements and securities borrowed	213,419	284,311
Loans	16,814	10,705
Derivatives
Total gross derivatives, assets	155,684	152,180
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,998)	(1,568)
Derivatives	153,686	150,612
Other assets	12,795	11,770
Financial assets	822,651	851,054
Deposits
Personal	35,711	34,307
Business and government	165,477	156,429
Bank	3,266	10,530
Other
Obligations related to securities sold short	45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	232,369	270,663
Derivatives
Total gross derivatives, liabilities	163,588	165,331
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,998)	(1,568)
Total derivatives	161,590	163,763
Other liabilities	(1,671)	(1,407)
Financial liabilities	642,202	669,571
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(634)	(478)	$ (429)	$ (383)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	12,689	13,784
Investment
Investment securities	17,743	13,169
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	16,867	16,588
Investment
Investment securities	9,159	7,554
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	35,427	30,988
Investment
Investment securities	101,930	80,266
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	9,619	4,634
Investment
Investment securities	15,734	10,156
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	60	3
Investment
Investment securities	2,443	2,634
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,683	1,434
Investment
Investment securities	11,333	9,357
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	26,360	26,195
Investment
Investment securities	36,655	31,982
Recurring [member] | Equity securities [member]
Trading
Trading securities	86,711	89,674
Investment
Investment securities	1,291	1,242
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	28,425	28,073
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	102,584	98,483
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	325	273
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	25,338	26,404
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(988)	(1,053)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	25,799	25,699
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	102,594	93,218
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	291	218
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	35,239	46,497
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (335)	$ (301)